Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rental expenses	$ 10,600,000	$ 10,300,000	$ 8,600,000
Annual rental commitments under various noncancellable operating leases for its district, corporate and other operating locations
2013	7,076,000
2014	6,747,000
2015	5,864,000
2016	5,048,000
2017	4,181,000
Thereafter	13,039,000
Total	$ 41,955,000